Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2013

Collection Period Start	1-Jun-13	Distribution Date	15-Jul-13
Collection Period End	30-Jun-13	30/360 Days	30
Beg. of Interest Period	17-Jun-13	Actual/360 Days	28
End of Interest Period	15-Jul-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	931,777,822.37	899,385,042.45	0.6719824
Total Securities		1,338,405,600.85	931,777,822.37	899,385,042.45	0.6719824
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	79,011,666.46	69,293,832.48	0.4619589
Class A-2b Notes	0.352500%	350,000,000.00	184,360,555.06	161,685,609.12	0.4619589
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,717,833.98	44,773.28	64.7855598	0.2984885
Class A-2b Notes	22,674,945.94	50,545.52	64.7855598	0.1444158
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,392,779.92	462,971.38

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,589,634.11
Monthly Interest				4,916,261.89
Total Monthly Payments				17,505,896.00

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				776,319.83
Aggregate Sales Proceeds Advance				5,806,626.59
Total Advances				6,582,946.42

Vehicle Disposition Proceeds:
Reallocation Payments				10,024,012.51
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,454,104.99
Excess Wear and Tear and Excess Mileage				56,939.36
Remaining Payoffs				0.00
Net Insurance Proceeds				647,117.78
Residual Value Surplus				523,126.18
Total Collections				46,794,143.24

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	9,573,591.00			627
Involuntary Repossession	193,397.00			13
Voluntary Repossession	162,747.00			11
Full Termination	-			-
Bankruptcy	94,277.51			6
Insurance Payoff		640,267.80		31
Customer Payoff			45,091.78	2
Grounding Dealer Payoff			8,118,921.95	393
Dealer Purchase			2,715,803.30	133
Total	10,024,012.51	640,267.80	10,879,817.03	1,216

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	53,499	1,130,150,015.13	7.00000%	931,777,822.37
Total Depreciation Received		(14,823,813.69)		(13,297,998.51)
Principal Amount of Gross Losses	(62)	(1,226,815.38)		(1,013,653.18)
Repurchase / Reallocation	0	-		-
Early Terminations	(501)	(9,858,100.34)		(7,997,075.52)
Scheduled Terminations	(592)	(12,066,668.14)		(10,084,052.71)
Pool Balance - End of Period	52,344	1,092,174,617.58		899,385,042.45

Remaining Pool Balance
Lease Payment				196,319,749.54
Residual Value				703,065,292.91
Total				899,385,042.45

III. DISTRIBUTIONS

Total Collections					46,794,143.24
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					46,794,143.24

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					476,922.26
3. Reimbursement of Sales Proceeds Advance					5,909,652.40
4. Servicing Fee:
Servicing Fee Due					776,481.52
Servicing Fee Paid					776,481.52
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					7,163,056.18

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					44,773.28

Class A-2 Notes Monthly Interest Paid					44,773.28
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					50,545.52

Class A-2 Notes Monthly Interest Paid					50,545.52
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	462,971.38
Total Note and Certificate Monthly Interest Paid	462,971.38
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	39,168,115.68

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,392,779.92

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	32,392,779.92
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,775,335.76

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,775,335.76
Gross Reserve Account Balance		26,851,419.77
Remaining Available Collections Released to Seller		6,775,335.76
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		11.47
Monthly Prepayment Speed		94%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,149,981.61
Securitization Value of Defaulted Receivables and Casualty Receivables	1,013,653.18	62
Aggregate Defaulted and Casualty Gain (Loss)	136,328.43
Pool Balance at Beginning of Collection Period	931,777,822.37
Net Loss Ratio	0.0146%

Cumulative Net Losses for all Periods	-0.1029%	(1,377,646.37)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,035,691.13	361
61-90 Days Delinquent	1,551,715.43	92
91-120+ Days Delinquent	361,791.79	21
Total Delinquent Receivables:	7,949,198.35	474
60+ Days Delinquencies as Percentage of Receivables	0.21%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	9,573,591.00	626
Securitization Value	9,428,112.84
Aggregate Residual Gain (Loss)	145,478.16

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	63,397,092.88	3,944
Cumulative Securitization Value	62,989,611.20
Cumulative Residual Gain (Loss)	407,481.68

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		7,571,523.27
Reimbursement of Outstanding Advance		5,909,652.40
Additional Advances for current period		5,806,626.59
Ending Balance of Residual Advance		7,468,497.46

Beginning Balance of Payment Advance		1,478,428.40
Reimbursement of Outstanding Payment Advance		476,922.26
Additional Payment Advances for current period		776,319.83
Ending Balance of Payment Advance		1,777,825.97

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No